Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Selling, general and administrative expense [abstract]
Office and general	$ 7,942	$ 1,465
Professional fees	4,636	684
Wages and benefits	4,443	2,520
Depreciation and amortization	664	509
Travel and accommodation	456	345
Research and development	409	0
Utilities	43	29
Total general and administrative expenses	$ 18,593	$ 5,552